Stockholders’ Equity (Details) - Schedule of LiveOne’s Option Grants - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of LiveOne’s Option Grants [Abstract]
Number of options granted (in Shares)	15,000		120,000
Weighted-average exercise price per share			$ 0.92
Weighted-average grant date fair value per share			$ 1.83